Loss Per Share (Details) - Schedule of Weighted Average Number of Ordinary Shares (Diluted) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Weighted Average Number of Ordinary Shares Diluted [Abstract]
Weighted average number of ordinary shares used to calculate loss per share	248,019	257,794	247,335
Effect of share price protection on issue			702
Effect of warrants issued	96	96	95
Weighted average number of ordinary shares used to calculate diluted loss per share as of December 31	248,115	257,890	248,132